OTHER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Other [Abstract]
Change in fair value of property, plant and equipment	$ (103)	$ (103)	$ (46)
Amortization of service concession assets	0	0	(11)
Transaction costs	(5)	(4)	(3)
Other	(75)	31	(1)
Other	$ (183)	$ (76)	$ (61)